Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 4,819,000,000	$ 5,960,000,000
Accounts receivable (net of allowance for doubtful accounts of $443 and $394)	11,099,000,000	9,546,000,000
Inventories and contracts in progress, net	9,537,000,000	7,797,000,000
Future income tax benefits, current	1,611,000,000	1,662,000,000
Assets held for sale	1,071,000,000	0
Other assets, current	1,473,000,000	793,000,000
Total Current Assets	29,610,000,000	25,758,000,000
Customer financing assets	1,150,000,000	1,035,000,000
Future income tax benefits	1,599,000,000	2,387,000,000
Fixed assets, net	8,518,000,000	6,201,000,000
Goodwill	27,801,000,000	17,943,000,000
Intangible assets, net	15,189,000,000	3,918,000,000
Other assets	5,542,000,000	4,210,000,000
Total Assets	89,409,000,000	61,452,000,000
Liabilities and Equity
Short-term borrowings	503,000,000	630,000,000
Accounts payable	6,431,000,000	5,570,000,000
Accrued liabilities	15,310,000,000	12,287,000,000
Liabilities held for sale	421,000,000	0
Long-term debt currently due	1,121,000,000	129,000,000
Total Current Liabilities	23,786,000,000	18,616,000,000
Long-term debt	21,597,000,000	9,501,000,000
Future pension and postretirement benefit obligations	7,520,000,000	5,007,000,000
Other long-term liabilities	9,199,000,000	5,150,000,000
Total Liabilities	62,102,000,000	38,274,000,000
Commitments and contingent liabilities (Notes 5 and 18)
Redeemable non-controlling interest	238,000,000	358,000,000
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,407,780 and 1,400,212 shares issued	13,976,000,000	13,445,000,000
Treasury Stock - 488,931 and 492,990 common shares at average cost	(19,251,000,000)	(19,410,000,000)
Retained earnings	36,776,000,000	33,487,000,000
Unearned ESOP shares	(139,000,000)	(152,000,000)
Total Accumulated other comprehensive loss	(5,448,000,000)	(5,490,000,000)
Total Shareowners' Equity	25,914,000,000	21,880,000,000
Non-controlling interest	1,155,000,000	940,000,000
Total Equity	27,069,000,000	22,820,000,000
Total Liabilities and Equity	$ 89,409,000,000	$ 61,452,000,000